RELATED PARTY TRANSACTIONS (Details)						3 Months Ended		12 Months Ended
	Jun. 19, 2020 USD ($) shares	Jun. 08, 2020 USD ($) shares	Sep. 04, 2019 USD ($)	Jul. 20, 2018 USD ($) item	Apr. 18, 2018 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) agreement	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)
Related party transactions
Number of separate consulting agreements | agreement							2	2
CSIO
Related party transactions
Consulting fee per hour				$ 400
Threshold number of hours per month for which consulting fees are entitled | item				19
Consulting fee paid						$ 0	$ 319,300	$ 579,700	$ 207,800
Shares issued for services rendered | shares	320,000
Cash consideration	$ 0
CFO and COO
Related party transactions
Consulting fee per hour			$ 10,000		$ 2,500
Consulting fee paid						$ 0	$ 30,000	$ 140,000	$ 67,500
Shares issued for services rendered | shares	402,000
Cash consideration	$ 0
CMO
Related party transactions
Shares issued for services rendered | shares		3,106
Cash consideration		$ 0
Employee
Related party transactions
Shares issued for services rendered | shares		430
Cash consideration		$ 0